Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment
Property, plant and equipment

11Property, plant and equipment

	Plant and	Leasehold
	Machinery	improvements	Office equipment	Total
	£ 000	£ 000	£ 000	£ 000
Cost or valuation
At January 1, 2021	—	1,368	441	1,809
Additions	—	162	628	790
December 31, 2021	—	1,530	1,069	2,599
Additions	25	1,199	212	1,436
Disposals	—	(13)	(68)	(81)
December 31, 2022	25	2,716	1,213	3,954
Depreciation
At January 1, 2021	—	206	181	387
Charge for year	—	168	210	378
At December 31, 2021	—	374	391	765
Charge for the year	1	240	334	575
Depreciation on disposals	—	(13)	(63)	(76)
At December 31, 2022	1	601	662	1,264
Net book value
At December 31, 2022	24	2,115	551	2,690
At December 31, 2021	—	1,156	678	1,834

All property, plant and equipment is attributable to the UK.